EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2021, 2020 and 2019, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	34,256	16,123	6,889

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2021	2020	2019
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,769	20,813	21,037